Document and Entity Information	May 12, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 12, 2023
Entity Registrant Name	Entergy Mississippi, LLC
Entity Incorporation, State or Country Code	TX
Entity File Number	1-31508
Entity Tax Identification Number	83-1950019
Entity Address, Address Line One	308 East Pearl Street
Entity Address, City or Town	Jackson
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39201
City Area Code	601
Local Phone Number	368-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Mortgage Bonds, 4.90% Series due October 2066
Trading Symbol	EMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000066901
Amendment Flag	false